SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Supplemental Cash Flow Information [Abstract]
Depreciation included in exploration and evaluation assets	$ 4,878	$ 580	$ 62
Exploration and evaluation expenditures by Randgold	2,762,890	2,619,804	250,786
Consulting fees paid by common shares and options	$ 364,760	$ 0	$ 0